January 26, 2011	Stacy H. Winick
D 202.778.9252
stacy.winick@klgates.com

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Energy MLP Total Return Fund

Ladies and Gentlemen:

On behalf of the Nuveen Energy MLP Total Return Fund (the “Fund”), we are transmitting for electronic filing the Fund’s pre-effective Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/  Stacy H. Winick

Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.)
M. Winget (w/encl.)
S. Cogan (w/encl.)